Label	Element	Value
Old Westbury Strategic Opportunities Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

OLD WESTBURY FUNDS, INC.

Old Westbury Strategic Opportunities Fund

(the “Fund”)

Supplement dated April 30, 2019 to the
Prospectus dated March 1, 2019

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2019.

Accordingly, effective on May 1, 2019:

Risk/Return [Heading]	rr_RiskReturnHeading	Old Westbury Strategic Opportunities Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•	The “Quantitative Investment Strategy Risk” under the section entitled “Old Westbury Strategic Opportunities Fund – Principal Risks” beginning on page 20 is hereby deleted in its entirety.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE